Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2013
Pension and other employee benefit plans

19. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥3,601 million, ¥2,129 million and ¥1,968 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2011, 2012 and 2013 includes the following components:

	2011	2012	2013
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,761	27,734	30,422
Interest costs on projected benefit obligation	25,182	24,267	23,186
Expected return on plan assets	(40,209)	(28,234)	(32,237)
Amortization of prior service benefit	(319)	(318)	(319)
Amortization of net actuarial loss (gain)	15,532	25,595	16,936
Special termination benefits (Note)	4,222	14,115	5,454

Net periodic benefit cost	32,169	63,159	43,442

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2012 and 2013 were summarized as follows:

	2012	2013
	(in millions of yen)
Net actuarial gain (loss)	25,401	103,683
Amortization of net actuarial loss (gain)	25,595	16,936
Prior service benefit (cost)	—	(1,782)
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	50,678	118,518

As of March 31, 2013, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥195 million and ¥6,990 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.83%	1.73%	1.44%
Rates of increase in future compensation level	2.28-6.15%	2.33-6.46%	2.31-6.57%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Expected rates of return on plan assets	3.10%	2.27%	2.40%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013 for the plans of MHFG and its subsidiaries:

	2012	2013
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,316	1,343,714
Service cost	27,734	30,422
Interest cost	24,267	23,186
Plan participants’ contributions	1,186	1,184
Amendments	—	1,782
Actuarial loss (gain)	32,307	63,140
Foreign exchange translation	(364)	2,209
Benefits paid	(51,981)	(49,593)
Lump-sum payments	(17,751)	(16,921)

Benefit obligation at end of fiscal year	1,343,714	1,399,123

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058	1,323,163
Actual return (negative return) on plan assets	85,935	199,341
Foreign exchange translation	(289)	1,783
Employer contributions	62,254	51,866
Plan participants’ contributions	1,186	1,184
Benefits paid	(51,981)	(49,593)

Fair value of plan assets at end of fiscal year	1,323,163	1,527,744

Funded status	(20,551)	128,621

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509	153,414
Accrued pension liability	(27,060)	(24,793)

Net amount recognized	(20,551)	128,621

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	1,661	(440)
Net actuarial gain (loss)	(356,978)	(236,359)

Net amount recognized	(355,317)	(236,799)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	87,935	95,789
Fair value of plan assets	60,831	70,690
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	91,210
Fair value of plan assets	60,831	70,690

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which is estimated to yield the maximum return within the range of acceptable level of risk. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2013 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2012 and 2013, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2012						2013
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	601		—		—	601	716		—		—	716
Pooled funds (2)	—		70		—	70	—		86		—	86
Japanese debt securities:
Government bonds	183		—		—	183	179		—		—	179
Pooled funds (2)	—		41		—	41	—		46		—	46
Other	—		8		—	8	—		7		—	7
Foreign equity securities:
Common stocks	43		—		—	43	54		2		—	56
Pooled funds (2)	—		77		—	77	—		92		—	92
Foreign debt securities:
Government bonds	61		4		—	65	71		4		—	75
Pooled funds (2)	—		52		—	52	—		46		—	46
Other	—		16		—	16	—		23		—	23
General account of life insurance companies (3)	—		108		—	108	—		111		—	111
Hedge funds	—		—		1	1	—		—		1	1
Other	60	(4)	(2	) (5)	—	58	92	(4)	(2	) (5)	—	90

Total assets at fair value	948		374		1	1,323	1,112		415		1	1,528

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Amounts of actual returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2012 and 2013 were not significant.

Contributions

A contribution of approximately ¥49 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2014, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2014	63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	357,978